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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12/31/2008
                                               ---------

Check here if Amendment: |X|; Amendment Number:  1
                                               -----

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:

Address:



Form 13F File Number: 28-
                         ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:


Signature, Place, and Date of Signing:

Gina DiMento			Boston, MA			2/13/2009
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-
   -----------------               ---------------------------------
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0
                                       --

Form 13F Information Table Entry Total: 49
                                       -----

Form 13F Information Table Value Total: $ 965,642
                                        -----------
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

-----     --------------------          ----------------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE




                     TITLE OF                  VALUE          SHARES/         SH/  PUT/  INVESTMT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER      CLASS     CUSIP       (x$1000)         PRN AMT         PRN  CALL  DSCRETN   MANAGERS     SOLE   SHARED   NONE
------------------   --------   --------    --------         -------         ---  ----  --------  --------     ----   ------   ----
Airtran Holdings,    Common     00949P108    46,628,880.00   10,502,000.00   SHR   X                       10502000
Inc.
Allegiant Travel     Common     01748X102   202,107,055.50    4,161,150.00   SHR   X                        4161150
Company
Ameristar Casinos    Common     03070Q101    18,117,198.72    2,096,898.00   SHR   X                        2096898
Inc.
AMR Corp             Common     001765106   101,475,029.04    9,510,312.00   SHR   X                        9510312
ARM Holdings PLC   Sponsored    042068106    10,539,332.65    2,737,489.00   SHR   X                        2737489
                      ADR
Asia Pacific Wire    Common     G0535E106       245,833.20      213,768.00   SHR   X                         213768
& Cable Ltd
Ballantyne of        Common     058516105       134,808.00 	109,600.00   SHR   X                         109600
Omaha Inc
Bally Technologies   Common     05874B107     8,621,964.00	358,800.00   SHR   X                         358800
Inc
BGC Partners, Inc.   Class A    05541T101    13,233,921.24    4,794,899.00   SHR   X                        4794899
                     Common
Bluefly Inc          Common     096227301        23,497.49       32,545.00   SHR   X                          32545
Boyd Gaming          Common	103304101     8,427,441.00    1,781,700.00   SHR   X			    1781700
Corporation
Expedia Inc.         Common     30212P105     7,160,205.68 	868,957.00   SHR   X			     868957
Full House Resorts   Common	359678109       760,084.64 	678,647.00   SHR   X			     678647
Inc.
Gastar Exploration   Common	367299104       419,469.60    1,255,897.00   SHR   X			    1255897
Ltd
Hawaiian Holdings    Common	419879101    31,180,336.00    4,887,200.00   SHR   X			    4887200
Inc
Hittite Microwave    Common	43365Y104     3,101,813.94      105,289.00   SHR   X			     105289
Corp
Isle of Capri        Common	464592104     5,983,945.60    1,869,983.00   SHR   X			    1869983
Casinos Inc
Lakes                Common	51206P109       640,414.14      159,307.00   SHR   X			     159307
Entertainment Inc.
Leapfrog Enterprises Class A 	52186N106       350,630.00      100,180.00   SHR   X			     100180
Inc.                 Common
Majesco Holdings     Common	560690208       244,000.00      400,000.00   SHR   X			     400000
Inc.
Marchex Inc.         Class B    56624R108    10,530,041.06    1,806,182.00   SHR   X			    1806182
                     Common
Meridian             Common	58977Q109     1,823,649.45    3,199,385.00   SHR   X			    3199385
Resources Corp
Mosys Inc            Common	619718109     1,089,900.00      519,000.00   SHR   X			     519000
MTR Gaming Group     Common	553769100     2,279,776.80    1,357,010.00   SHR   X			    1357010
Inc.
Multimedia Games     Common	625453105     5,580,440.74    2,344,723.00   SHR   X			    2344723
Inc.
MYR Group Inc.       Common	55405W104     1,844,000.00      184,400.00   SHR   X			     184400
Nintendo Co. LTD     Common	654445303     3,960,468.90       85,100.00   SHR   X			      85100
ADR
Odyssey Healthcare   Common	67611V101     8,047,500.00      870,000.00   SHR   X			     870000
Inc.
Ohio Art Co          Common	677143109       121,500.00       40,500.00   SHR   X			      40500
Orbitz Worldwide,    Common	68557K109    63,879,124.96   16,463,692.00   SHR   X			   16463692
Inc.
Pharmerica           Common	71714F104     8,499,078.93      542,379.00   SHR   X			     542379
Corporation
Pinnacle             Common	723456109    12,245,360.64    1,594,448.00   SHR   X			    1594448 	Entertainment,Inc.
Plains Exploration   Common	726505100       979,426.56       42,144.00   SHR   X                          42144
Production Co
Pozen Inc.           Common	73941U102     9,369,450.72    1,859,018.00   SHR   X			    1859018
Priceline Inc.       Common	741503403   113,358,102.90    1,539,146.00   SHR   X			    1539146
PureCycle Corp       Common	746228303     7,890,511.66    3,070,238.00   SHR   X			    3070238
Realnetworks, Inc.   Common	75605L104    11,069,603.45    3,135,865.00   SHR   X			    3135865
Rubicon Technology   Common	78112T107     2,917,035.00      684,750.00   SHR   X			     684750
Inc.
Shutterfly Inc.      Common	82568P304     2,203,192.08      315,192.00   SHR   X			     315192
Sunair Services      Common	867017105        94,300.70       55,471.00   SHR   X			      55471
Corporation
Sunpower Corp        Class B 	867652307     3,457,953.56      113,599.00   SHR   X			     113599
                     Common
Terra Nova           Common	88102L204     1,856,988.00    2,947,600.00   SHR   X			    2947600
Financial Group, Inc.
Thornburg            Common	885218107       700,398.97    4,518,703.00   SHR   X			    4518703
Mortgage Inc
Tivo Inc.            Common	888706108    19,690,000.00    2,750,000.00   SHR   X			    2750000
Tucows Inc.          Common	898697107       539,347.71    1,634,387.00   SHR   X			    1634387
UnitedHealth         Common	91324P102   148,468,644.80    5,581,528.00   SHR   X                        5581528
Group, Inc.
Universal Health     Class B    913903100    59,970,962.22    1,596,246.00   SHR   X                        1596246
Services Inc.        Common
Web.com Group Inc.   Common     94733A104     3,560,082.00      972,700.00   SHR   X			     972700
Webzen Inc.	     Common     94846M102       219,693.58      267,919.00   SHR   X			     267919
                      ADR
Total Long Equities                         965,642,395.82

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